Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	BAIRD FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001282693
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Baird LargeCap Fund (Prospectus Summary) | Baird LargeCap Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BHGSX
Baird LargeCap Fund (Prospectus Summary) | Baird LargeCap Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BHGIX
Baird MidCap Fund (Prospectus Summary) | Baird MidCap Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMDSX
Baird MidCap Fund (Prospectus Summary) | Baird MidCap Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMDIX
Baird SmallCap Value Fund (Prospectus Summary) | Baird SmallCap Value Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSVSX
Baird SmallCap Value Fund (Prospectus Summary) | Baird SmallCap Value Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSVIX
Baird Short-Term Bond Fund (Prospectus Summary) | Baird Short-Term Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSBIX
Baird Intermediate Bond Fund (Prospectus Summary) | Baird Intermediate Bond Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIMSX
Baird Intermediate Bond Fund (Prospectus Summary) | Baird Intermediate Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIMIX
Baird Intermediate Municipal Bond Fund (Prospectus Summary) | Baird Intermediate Municipal Bond Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMBSX
Baird Intermediate Municipal Bond Fund (Prospectus Summary) | Baird Intermediate Municipal Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMBIX
Baird Aggregate Bond Fund (Prospectus Summary) | Baird Aggregate Bond Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAGSX
Baird Aggregate Bond Fund (Prospectus Summary) | Baird Aggregate Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAGIX
Baird Core Plus Bond Fund (Prospectus Summary) | Baird Core Plus Bond Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCOSX
Baird Core Plus Bond Fund (Prospectus Summary) | Baird Core Plus Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCOIX